Contract Liabilities - Schedule of Contract Liabilities (Details)	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Contract Liabilities [Abstract]
At beginning of the financial year	$ 1,524,761	$ 196,295	$ 3,307,618
Receipts from customers	3,468,100	446,477	2,642,000
Revenue recognized during the year	(3,682,426)	(474,069)	(4,424,857)
At end of the financial year	$ 1,310,435	$ 168,703	$ 1,524,761